Item 1.  Report to Shareholders

T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                       ---------------------------------------------------------

                       6 Months            Year                        12/29/00
                          Ended           Ended                         Through
                        6/30/04        12/31/03        12/31/02        12/31/01

NET ASSET VALUE

Beginning of period   $    8.47       $    6.70       $    8.73       $   10.00

Investment activities

  Net investment
  income (loss)            0.05            0.10            0.09            0.08

  Net realized and
  unrealized gain
  (loss)                   0.22            1.78           (2.03)          (1.27)

  Total from
  investment
  activities               0.27            1.88           (1.94)          (1.19)

Distributions

  Net investment
  income                  (0.05)          (0.11)          (0.09)          (0.08)

NET ASSET VALUE

End of period         $    8.69       $    8.47       $    6.70       $    8.73
                      ----------------------------------------------------------

Ratios/Supplemental Data

Total return^             3.19%         28.27%         (22.29)%        (11.82)%

Ratio of total
expenses to
average net assets        0.40%!         0.40%            0.40%           0.40%

Ratio of net
investment income
(loss) to average
net assets                1.21%!         1.37%            1.21%           0.98%

Portfolio turnover
rate                      18.3%!         40.8%            43.7%           32.6%

Net assets, end of
period (in
thousands)           $    4,801      $   3,887        $   4,475       $   5,011


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                              Shares/$ Par                Value

(Cost and value in $ 000s)

COMMON STOCKS  98.8%

CONSUMER DISCRETIONARY  10.9%

Auto Components  0.2%

Johnson Controls                                        80                    4

Delphi                                                 240                    2

Dana                                                    70                    1

Cooper Tire                                             40                    1

Goodyear Tire & Rubber*                                 70                    1

Visteon                                                 50                    1

                                                                             10

Automobiles  0.7%

Ford Motor                                             810                   13

GM                                                     240                   11

Harley-Davidson                                        140                    9

                                                                             33

Distributors  0.1%

Genuine Parts                                           70                    3

                                                                              3

Hotels, Restaurants & Leisure  1.4%

McDonald's                                             540                   14

Carnival                                               270                   13

Starbucks *                                            180                    8

International Game Technology                          140                    5

Starwood Hotels & Resorts
  Worldwide, Class B                                   120                    5

Yum! Brands *                                          140                    5

Marriott, Class A                                       90                    5

Harrah's Entertainment                                  60                    3

Hilton                                                 170                    3

Darden Restaurants                                     105                    2

Wendy's                                                 50                    2

                                                                             65

Household Durables  0.6%

Fortune Brands                                          80                    6

Pulte                                                   60                    3

Leggett & Platt                                        110                    3

Newell Rubbermaid                                      120                    3

Centex                                                  50                    2

Stanley Works                                           50                    2

Whirlpool                                               30                    2

KB Home                                                 20                    2

Snap-On                                                 40                    1

Black & Decker                                          20                    1

Maytag                                                  40                    1

American Greetings, Class A *                           30                    1

                                                                             27

Internet & Catalog Retail  0.5%

eBay *                                                 280                   26

                                                                             26

Leisure Equipment & Products  0.2%

Eastman Kodak                                          160                    4

Mattel                                                 190                    4

Brunswick                                               40                    2

Hasbro                                                  60                    1

                                                                             11

Media  3.5%

Time Warner *                                        1,955                   34

Comcast, Class A *                                   1,013                   28

Viacom, Class B                                        780                   28

Disney                                                 850                   22

Gannett                                                120                   10

Clear Channel Communications                           270                   10

McGraw-Hill                                             90                    7

Omnicom                                                 90                    7

Tribune                                                140                    6

Univision Communications
  Class A *                                            150                    5

New York Times, Class A                                 80                    3

Knight-Ridder                                           40                    3

Interpublic Group *                                    150                    2

Dow Jones                                               40                    2

Meredith                                                30                    2

                                                                            169

Multiline Retail  1.0%

Target                                                 400                   17

Kohl's *                                               140                    6

J.C. Penney                                            140                    5

Federated Department Stores                             90                    4

Sears                                                   90                    3

May Department Stores                                  120                    3

Family Dollar Stores                                   100                    3

Dollar General                                         150                    3

Nordstrom                                               60                    3

Dillards, Class A                                       30                    1

Big Lots *                                              40                    1

                                                                             49

Specialty Retail  2.3%

Home Depot                                           1,030                   36

Lowe's                                                 330                   17

GAP                                                    400                   10

Best Buy                                               140                    7

Staples                                                220                    7

TJX                                                    230                    6

Bed Bath & Beyond *                                    130                    5

The Limited                                            220                    4

AutoZone *                                              50                    4

Office Depot *                                         160                    3

RadioShack                                              80                    2

Autonation *                                           130                    2

Tiffany                                                 60                    2

Sherwin-Williams                                        50                    2

Circuit City Stores                                    130                    2

Toys "R" Us *                                          100                    2

Boise Cascade                                           30                    1

                                                                            112

Textiles, Apparel, & Luxury Goods  0.4%

Nike, Class B                                          100                    8

Jones Apparel Group                                     80                    3

V.F.                                                    60                    3

Liz Claiborne                                           60                    2

Reebok                                                  40                    1

                                                                             17

Total Consumer Discretionary                                                522


CONSUMER STAPLES  11.0%

Beverages  2.7%

Coca-Cola                                            1,070                   54

PepsiCo                                                752                   41

Anheuser-Busch                                         340                   18

Coca-Cola Enterprises                                  180                    5

Pepsi Bottling Group                                   150                    5

Brown-Forman, Class B                                   60                    3

Coors, Class B                                          30                    2

                                                                            128

Food & Staples Retailing  3.4%

Wal-Mart                                             1,960                  104

Walgreen                                               450                   16

Sysco                                                  290                   10

CVS                                                    200                    8

Costco Wholesale                                       200                    8

Kroger *                                               340                    6

Safeway *                                              180                    5

Albertson's                                            160                    4

Supervalu                                               50                    2

Winn-Dixie                                              60                    1

                                                                            164

Food Products  1.2%

General Mills                                          170                    8

Sara Lee                                               330                    8

Kellogg                                                180                    7

ConAgra                                                250                    7

Heinz                                                  170                    7

Wrigley                                                100                    6

Archer-Daniels-Midland                                 303                    5

Campbell Soup                                          180                    5

Hershey Foods                                          100                    5

McCormick                                               60                    2

                                                                             60

Household Products  2.0%

Procter & Gamble                                     1,160                   63

Kimberly-Clark                                         220                   15

Colgate-Palmolive                                      230                   13

Clorox                                                  80                    4

                                                                             95

Personal Products  0.6%

Gillette                                               460                   19

Avon Products                                          220                   10

Alberto Culver, Class B                                 15                    1

                                                                             30

Tobacco  1.1%

Altria Group                                           890                   45

R.J. Reynolds Tobacco                                   60                    4

UST                                                     60                    2

                                                                             51

Total Consumer Staples                                                      528


ENERGY  6.5%

Energy Equipment & Services  0.9%

Schlumberger                                           220                   14

Baker Hughes                                           170                    6

Halliburton                                            200                    6

Transocean, Class C *                                  160                    5

BJ Services *                                           80                    4

Noble Drilling *                                        60                    2

Nabors Industries *                                     50                    2

Rowan *                                                 40                    1

                                                                             40

Oil & Gas  5.6%

Exxon Mobil                                          2,950                  131

ChevronTexaco                                          477                   45

ConocoPhillips                                         310                   24

Occidental Petroleum                                   170                    8

Apache                                                 178                    8

Devon Energy                                           100                    7

Burlington Resources                                   180                    6

Marathon Oil                                           160                    6

Anadarko Petroleum                                     100                    6

Valero Energy                                           70                    5

Unocal                                                 100                    4

Amerada Hess                                            40                    3

Kinder Morgan                                           50                    3

Williams Companies                                     230                    3

Sunoco                                                  40                    3

EOG Resources                                           40                    2

Kerr-McGee                                              40                    2

El Paso Energy                                         271                    2

Ashland                                                 40                    2

                                                                            270

Total Energy                                                                310


FINANCIALS  19.8%

Capital Markets  2.6%

Morgan Stanley                                         480                   25

Merrill Lynch                                          420                   23

Goldman Sachs Group                                    220                   21

Bank of New York                                       350                   10

Lehman Brothers                                        110                    8

State Street                                           130                    6

Charles Schwab                                         600                    6

Franklin Resources                                     110                    6

Mellon Financial                                       180                    5

Bear Stearns                                            50                    4

Northern Trust                                          90                    4

E*TRADE Group *                                        170                    2

Federated Investors, Class B                            60                    2

Janus Capital Group                                    100                    2

                                                                            124

Commercial Banks  6.1%

Bank of America                                        912                   77

Wells Fargo                                            750                   43

Bank One                                               510                   26

Wachovia                                               580                   26

U.S. Bancorp                                           847                   23

Fifth Third Bancorp                                    267                   14

BB&T                                                   270                   10

National City                                          280                   10

SunTrust                                               110                    7

PNC Financial Services Group                           120                    6

SouthTrust                                             150                    6

KeyCorp                                                170                    5

Regions Financial                                      130                    5

M & T Bank                                              50                    4

Marshall & Ilsley                                      110                    4

Charter One Financial                                   89                    4

North Fork Bancorporation                              100                    4

AmSouth Bancorporation                                 140                    4

Synovus Financial                                      140                    4

Comerica                                                60                    3

First Horizon National                                  60                    3

Zions Bancorp                                           40                    3

Union Planters                                          75                    2

Huntington Bancshares                                   90                    2

                                                                            295

Consumer Finance  1.3%

American Express                                       580                   30

MBNA                                                   565                   15

SLM Corporation                                        210                    8

Capital One Financial                                   90                    6

Providian Financial *                                  140                    2

                                                                             61

Diversified Financial Services  3.2%

Citigroup                                            2,300                  107

J.P. Morgan Chase                                      910                   35

Principal Financial Group                              180                    6

Moody's                                                 70                    5

                                                                            153

Insurance  4.5%

American International Group                         1,171                   83

Allstate                                               320                   15

MetLife                                                330                   12

Saint Paul Companies                                   288                   12

Prudential                                             230                   11

Marsh & McLennan                                       220                   10

AFLAC                                                  230                    9

Hartford Financial Services                            130                    9

Progressive Corporation                                 70                    6

ACE                                                    130                    5

Loews                                                   90                    5

Lincoln National                                       110                    5

Chubb                                                   70                    5

Aon                                                    150                    4

XL Capital                                              50                    4

MBIA                                                    65                    4

Ambac                                                   50                    4

Jefferson Pilot                                         65                    3

SAFECO                                                  70                    3

Cincinnati Financial                                    63                    3

Torchmark                                               40                    2

UnumProvident                                          120                    2

                                                                            216

Real Estate  0.4%

Simon Property Group, REIT                             100                    5

Equity Office Properties, REIT                         160                    4

ProLogis Trust, REIT                                   100                    3

Equity Residential, REIT                                90                    3

Plum Creek Timber, REIT                                 70                    2

Apartment Investment & Management
  REIT, Class A                                         50                    2

                                                                             19

Thrifts & Mortgage Finance  1.7%

Fannie Mae                                             410                   29

Freddie Mac                                            290                   18

Washington Mutual                                      385                   15

Countrywide Financial                                  139                   10

Golden West Financial                                   70                    8

MGIC Investment                                         50                    4

                                                                             84

Total Financials                                                            952


HEALTH CARE  13.0%

Biotechnology  1.1%

Amgen *                                                583                   32

Biogen Idec *                                          133                    8

Genzyme *                                              100                    5

Chiron *                                                90                    4

MedImmune *                                            110                    2

Applied Biosystems Group - Applera                      80                    2

                                                                             53

Health Care Equipment & Supplies  2.2%

Medtronic                                              530                   26

Boston Scientific *                                    380                   16

Zimmer Holdings *                                      103                    9

Baxter International                                   260                    9

Stryker                                                160                    9

Guidant                                                130                    7

St. Jude Medical *                                      90                    7

Biomet                                                 120                    5

Becton, Dickinson                                      100                    5

Waters Corporation *                                    70                    4

C. R. Bard                                              40                    2

Bausch & Lomb                                           30                    2

Hospira *                                               69                    2

Millipore *                                             30                    2

                                                                            105

Health Care Providers & Services  2.0%

UnitedHealth Group                                     280                   17

Cardinal Health                                        180                   13

HCA                                                    220                    9

WellPoint Health Networks *                             60                    7

Caremark RX *                                          200                    7

Aetna                                                   60                    5

CIGNA                                                   70                    5

Anthem *                                                50                    5

Medco *                                                115                    4

Quest Diagnostics                                       50                    4

McKesson                                               120                    4

IMS Health                                             130                    3

Health Management                                      130                    3

Tenet Healthcare *                                     215                    3

AmerisourceBergen                                       40                    2

Express Scripts *                                       30                    2

Manor Care                                              60                    2

Humana *                                                60                    1

                                                                             96

Pharmaceuticals  7.7%

Pfizer                                               3,374                  116

Johnson & Johnson                                    1,318                   74

Merck                                                  970                   46

Eli Lilly                                              490                   34

Abbott Laboratories                                    690                   28

Wyeth                                                  590                   21

Bristol-Myers Squibb                                   840                   21

Schering-Plough                                        640                   12

Forest Laboratories *                                  160                    9

Allergan                                                60                    5

Mylan Laboratories                                     130                    3

King Pharmaceuticals *                                 123                    1

Watson Pharmaceuticals *                                50                    1

Total Health Care                                                           625

INDUSTRIALS & BUSINESS SERVICES  11.2%

Aerospace & Defense  1.9%

United Technologies                                    220                   20

Boeing                                                 390                   20

Honeywell International                                370                   14

General Dynamics                                       100                   10

Lockheed Martin                                        180                    9

Raytheon                                               210                    7

Northrop Grumman                                       124                    7

Rockwell Collins                                        90                    3

Goodrich                                                70                    2

                                                                             92

Air Freight & Logistics  1.0%

UPS, Class B                                           490                   37

Fedex                                                  130                   11

Ryder System                                            40                    1

                                                                             49

Airlines  0.1%

Southwest Airlines                                     350                    6

Delta *                                                 50                    0

                                                                              6

Building Products  0.2%

Masco                                                  200                    6

American Standard *                                    120                    5

                                                                             11

Commercial Services & Supplies  1.1%

Cendant                                                450                   11

Waste Management                                       250                    8

Apollo Group, Class A *                                 70                    6

H&R Block                                               90                    4

Cintas                                                  90                    4

Pitney Bowes                                            90                    4

Avery Dennison                                          50                    3

R.R. Donnelley                                          70                    3

Robert Half International                               70                    2

Allied Waste Industries *                              150                    2

Equifax                                                 70                    2

Deluxe Corporation                                      30                    1

                                                                             50

Construction & Engineering  0.0%

Fluor                                                   40                    2

                                                                              2

Electrical Equipment  0.5%

Emerson Electric                                       200                   13

Rockwell Automation                                     90                    3

Cooper Industries, Class A                              50                    3

American Power Conversion                               80                    2

Power-One *                                             50                    1

Thomas & Betts                                          20                    0

                                                                             22

Industrial Conglomerates  4.5%

GE                                                   4,720                  153

3M                                                     360                   32

Tyco International                                     845                   28

Textron                                                 60                    4

                                                                            217

Machinery  1.4%

Illinois Tool Works                                    130                   13

Caterpillar                                            140                   11

Danaher                                                140                    7

Deere                                                   90                    6

Parker Hannifin                                         70                    4

Ingersoll-Rand, Class A                                 60                    4

PACCAR                                                  67                    4

Eaton                                                   60                    4

Dover                                                   90                    4

ITT Industries                                          40                    3

Navistar *                                              50                    2

Pall                                                    60                    2

Cummins Engine                                          20                    1

Crane                                                   20                    1

                                                                             66

Road & Rail  0.4%

Union Pacific                                          110                    7

Burlington Northern Santa Fe                           150                    5

Norfolk Southern                                       170                    4

CSX                                                     90                    3

                                                                             19

Trading Companies & Distributors  0.1%

W. W. Grainger                                          40                    2

                                                                              2

Total Industrials & Business Services                                       536


INFORMATION TECHNOLOGY  16.9%

Communications Equipment  3.1%

Cisco Systems *                                      3,040                   72

QUALCOMM                                               360                   26

Motorola                                             1,060                   19

Corning *                                              600                    8

Lucent Technologies *                                1,860                    7

Avaya *                                                190                    3

Scientific-Atlanta                                      70                    3

JDS Uniphase *                                         620                    2

Comverse Technology *                                  100                    2

Tellabs *                                              180                    2

Andrew *                                                60                    1

ADC Telecommunications *                               420                    1

QLogic *                                                40                    1

CIENA *                                                250                    1

                                                                            148

Computers & Peripherals  3.5%

IBM                                                    760                   67

Dell *                                               1,130                   40

Hewlett-Packard                                      1,357                   29

EMC *                                                1,030                   12

Sun Microsystems *                                   1,400                    6

Apple Computer *                                       160                    5

Lexmark International, Class A *                        50                    5

Network Appliance *                                    140                    3

NCR *                                                   50                    2

Gateway *                                              160                    1

                                                                            170

Electronic Equipment & Instruments  0.5%

Agilent Technologies *                                 220                    6

Molex                                                   80                    3

Thermo Electron *                                       80                    3

Solectron *                                            380                    2

Sanmina-SCI *                                          230                    2

Jabil Circuit *                                         80                    2

Symbol Technologies                                    120                    2

PerkinElmer                                             70                    1

Tektronix                                               30                    1

                                                                             22

Internet Software & Services  0.5%

Yahoo! *                                               590                   21

Monster Worldwide *                                     70                    2

                                                                             23

IT Services  1.2%

First Data                                             375                   17

Automatic Data Processing                              260                   11

Paychex                                                170                    6

Electronic Data Systems                                220                    4

Computer Sciences *                                     90                    4

Affiliated Computer Services
  Class A *                                             70                    4

Fiserv *                                                90                    4

SunGard Data Systems *                                 130                    3

Unisys *                                               160                    2

Sabre Holdings                                          60                    2

Convergys *                                             90                    1

                                                                             58

Office Electronics  0.1%

Xerox *                                                340                    5

                                                                              5

Semiconductor & Semiconductor
Equipment  3.6%

Intel                                                2,920                   81

Texas Instruments                                      750                   18

Applied Materials *                                    790                   16

Analog Devices                                         170                    8

Maxim Integrated Products                              140                    7

Broadcom, Class A *                                    140                    7

Xilinx                                                 160                    5

Linear Technology                                      130                    5

KLA-Tencor *                                            90                    4

National Semiconductor *                               200                    4

Micron Technology *                                    270                    4

Altera *                                               150                    3

Advanced Micro Devices *                               160                    3

Novellus Systems *                                      60                    2

NVIDIA *                                                80                    2

Teradyne *                                              70                    2

LSI Logic *                                            170                    1

PMC-Sierra *                                            90                    1

Applied Micro Circuits *                               130                    1

                                                                            174

Software  4.4%

Microsoft                                            4,770                  136

Oracle *                                             2,290                   27

Electronic Arts *                                      140                    8

Computer Associates                                    260                    7

Symantec *                                             130                    6

VERITAS Software *                                     190                    5

Adobe Systems                                           90                    4

Intuit *                                               100                    4

PeopleSoft *                                           170                    3

Siebel Systems *                                       210                    2

Autodesk                                                50                    2

Mercury Interactive *                                   40                    2

BMC Software *                                         100                    2

Novell *                                               170                    2

Citrix Systems *                                        70                    2

Compuware *                                            170                    1

Parametric Technology *                                 80                    0

                                                                            213

Total Information Technology                                                813


MATERIALS  3.0%

Chemicals  1.6%

DuPont                                                 440                   20

Dow Chemical                                           428                   17

PPG Industries                                          90                    6

Praxair                                                140                    6

Rohm & Haas                                            130                    5

Air Products and Chemicals                             100                    5

Monsanto                                               110                    4

Ecolab                                                 110                    3

International Flavors & Fragrances                      60                    2

Engelhard                                               60                    2

Sigma Aldrich                                           30                    2

Eastman Chemical                                        30                    1

Hercules *                                              70                    1

Great Lakes Chemical                                    20                    1

                                                                             75

Construction Materials  0.0%

Vulcan Materials                                        40                    2

                                                                              2

Containers & Packaging  0.2%

Sealed Air *                                            40                    2

Bemis                                                   60                    2

Pactiv *                                                60                    2

Ball                                                    20                    1

Temple-Inland                                           20                    1

                                                                              8

Metals & Mining  0.7%

Alcoa                                                  380                   13

Newmont Mining                                         200                    8

Phelps Dodge *                                          50                    4

Freeport McMoRan Copper Gold                            90                    3

Nucor                                                   30                    2

USX-U.S. Steel Group                                    60                    2

Worthington Industries                                  60                    1

Allegheny Technologies                                  30                    1

                                                                             34

Paper & Forest Products  0.5%

International Paper                                    220                   10

Weyerhaeuser                                           100                    6

Georgia-Pacific                                        150                    6

MeadWestvaco                                            78                    2

Louisiana Pacific                                       50                    1

                                                                             25

Total Materials                                                             144


TELECOMMUNICATION SERVICES  3.4%

Diversified Telecommunication Services  2.8%

Verizon Communications                               1,230                   45

SBC Communications                                   1,480                   36

BellSouth                                              810                   21

Sprint                                                 685                   12

Alltel                                                 130                    7

AT&T                                                   354                    5

Qwest Communications
  International *                                      740                    3

Centurytel                                              50                    1

Citizens Communications *                              110                    1

                                                                            131

Wireless Telecommunication Services  0.6%

AT&T Wireless *                                      1,157                   17

Nextel Communications, Class A *                       500                   13

                                                                             30

Total Telecommunication Services                                            161


TRUSTS & MUTUAL FUNDS  0.5%

Trusts & Mutual Funds  0.5%

SPDR Trust                                             210                   24

Total Trusts & Mutual Funds                                                  24


UTILITIES  2.6%

Electric Utilities  1.8%

Southern Company                                       320                    9

Exelon                                                 280                    9

American Electric Power                                190                    6

PG&E *                                                 210                    6

FirstEnergy                                            153                    6

TXU                                                    140                    6

Entergy                                                100                    6

FPL Group                                               70                    4

PPL                                                     90                    4

Consolidated Edison                                    100                    4

Progress Energy                                         90                    4

Ameren                                                  90                    4

CINergy                                                100                    4

DTE Energy                                              90                    4

Edison International                                   140                    3

XCEL Energy                                            170                    3

Pinnacle West Capital                                   50                    2

CenterPoint Energy                                     150                    2

Teco Energy                                             90                    1

Allegheny Energy *                                      70                    1

CMS Energy *                                            70                    1

                                                                             89

Gas Utilities  0.1%

KeySpan                                                 70                    2

NiSource                                               100                    2

Peoples Energy                                          20                    1

NICOR                                                   20                    1

                                                                              6

Multi-Utilities & Unregulated Power  0.7%

Duke Energy                                            410                    8

Dominion Resources                                     130                    8

Constellation Energy Group                             100                    4

Sempra Energy                                          110                    4

Public Service Enterprise                               90                    3

AES *                                                  290                    3

Calpine *                                              190                    1

Dynegy, Class A *                                      160                    1

                                                                             32

Total Utilities                                                             127

Total Common Stocks (Cost  $4,343)                                        4,742


SHORT-TERM INVESTMENTS  1.5%

U.S. Treasury Obligations 0.6%

U.S. Treasury Bills
  1.03%, 7/15/04 ++                                 30,000                   30

                                                                             30

Money Market Fund  0.9%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                     42,122                   42

                                                                             42

Total Short-Term Investments
(Cost  $72)                                                                  72

Total Investments in Securities
100.3% of Net Assets (Cost $4,415)                              $         4,814
                                                                ---------------

Futures Contracts
($000s)
                                                     Contract       Unrealized
                                  Expiration         Value          Gain (Loss)
                                  ----------         --------       -----------

Long, 1 S&P 500 EMINI Index
contracts $13 par of 1.03%
U.S. Treasury Bills
pledged as initial margin         9/04               $     57       $         1

Net payments (receipts) of
variation margin to date                                                     (1)

Variation margin receivable
(payable) on open futures
contracts                                                                     -

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $4,415)          $              4,814

Other assets                                                                 17

Total assets                                                              4,831

Liabilities

Total liabilities                                                            30

NET ASSETS                                                 $              4,801
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $             (1,050)

Net unrealized gain (loss)                                                  400

Paid-in-capital applicable to 552,397 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                        5,451

NET ASSETS                                                 $              4,801
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               8.69
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

  Dividend income                                          $                 37

  Investment management and administrative expense                            9

Net investment income (loss)                                                 28

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                (24)

  Futures                                                                     7

  Net realized gain (loss)                                                  (17)

Change in net unrealized gain (loss)

  Securities                                                                130

  Futures                                                                    (4)

  Change in net unrealized gain (loss)                                      126

Net realized and unrealized gain (loss)                                     109

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                137
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $            28      $            57

  Net realized gain (loss)                             (17)                (825)

  Change in net unrealized gain (loss)                 126                1,836

  Increase (decrease) in net assets
  from operations                                      137                1,068

Distributions to shareholders

  Net investment income                                (28)                 (60)

Capital share transactions *

  Shares sold                                        1,336                1,673

  Distributions reinvested                              28                   60

  Shares redeemed                                     (559)              (3,329)

  Increase (decrease) in net assets from
  capital share transactions                           805               (1,596)

Net Assets

Increase (decrease) during period                      914                 (588)

Beginning of period                                  3,887                4,475

End of period                              $         4,801      $         3,887
                                           -------------------------------------

(Including undistributed net investment
income of $0 at 6/30/04 and $0 at
12/31/03)

*Share information

  Shares sold                                          155                  231

  Distributions reinvested                               3                    8

  Shares redeemed                                      (65)                (448)

  Increase (decrease) in shares outstanding             93                 (209)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(RT). Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,306,000 and $409,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $1,028,000 of unused capital loss carryforwards, of which $26,000 expire in 2009, $183,000 expire in 2010, and $819,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $4,415,000. Net unrealized gain aggregated $400,000 at period-end, of which $623,000 related to appreciated investments and $223,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $13,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price Equity Index 500 Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Index 500 Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004